Accrued Bonus (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Feb. 29, 2024
Accrued Bonus (Details) [Line Items]
Bonus amount				$ 13,800
Shareholders total value		$ 1,380,000
Provision balance	$ 10,153	$ 10,153
Graphjet Technology [Member]
Accrued Bonus (Details) [Line Items]
Issuance percentage				1.00%